LEASES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
LEASES
Lease expense	$ 2,418	$ 2,316
Operating leases	2,352
Operating lease liabilities	$ 114